Reverse Stock Split	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reverse Stock Split
Reverse Stock Split

NOTE 2 – REVERSE STOCK SPLIT

Effective December 11, 2019, pursuant to authority granted by the board of directors of the Company, the Company implemented a 1-for-7 reverse split of the Company’s issued common stock (the “Third Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Third Reverse Split for all periods presented.

NOTE 2 – REVERSE STOCK SPLITS

Effective January 31, 2018, pursuant to authority granted by the stockholders of the Company, the Company implemented a 3-for-4 reverse split of the Company’s issued common stock (the “Second Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Second Reverse Split for all periods presented.

Effective December 11, 2019, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-7 reverse split of the Company’s issued common stock (the “Third Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Third Reverse Split for all periods presented.